EMPLOYEE BENEFIT LIABILITIES, NET	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT LIABILITIES, NET
EMPLOYEE BENEFIT LIABILITIES, NET

NOTE 15: — EMPLOYEE BENEFIT LIABILITIES, NET

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14, as specified below. According to laws in some of the other countries the company employs in, the Company is required to pay compensation to an employee upon dismissal or the employee leaving on its own will.

The Company’s liability is accounted for as a post-employment benefit. The computation of the Company’s employee benefit liability is made according to the current employment contract based on the employee’s salary and employment term which establish the entitlement to receive the compensation.

In Israel, the post-employment employee benefits are normally financed by contributions classified as defined benefit plan or as defined contribution plan, as detailed below.

NOTE 15: — EMPLOYEE BENEFIT LIABILITIES, NET (continued)

a.Defined contribution plans:

Almost all of the employees in Israel are subject to Section 14 pursuant to which the fixed contributions paid by the Company into pension funds and/or policies of insurance companies release the Company from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

	Year ended December 31,
	2021	2020
Expenses – defined contribution plan	$544	$429

b.Defined benefit plans:

The Company has defined benefit plan for employees in Israel that are not under section 14, and for employees in other countries that are entitled according to their respective domicile’s laws to severance pay upon dismissal or retirement. For defined benefit plan an employee benefit liability is recognized, and for the Israeli subsidiary the Group also deposits amounts in pension funds and qualifying insurance policies.

The Company has defined benefit plan for employees in Israel that are not under Section 14, and for employees in other countries that are entitled according to their respective domicile’s laws to severance pay upon dismissal or retirement. For defined benefit plan an employee benefit liability is recognized, and in the Israeli subsidiary the Group deposits amounts in pension funds and in qualifying insurance policies.

Changes in the defined benefit obligation and fair value of plan assets:

	2021	2020
Defined benefit obligation:
Balance as of January 1,	$1,080	$851
Current service cost	321	265
Payments	(46)	(128)
Net interest expense	26	26
Total expenses recognized in profit or loss for the period	301	163
Loss from remeasurement in other comprehensive loss – actuarial loss, net	85	53
Effect of changes in foreign exchange rates	8	13
Balance as of December 31,	1,474	1,080
Fair value of plan assets:
Balance as of January 1,	(71)	(59)
Net interest income	(2)	(2)
Gain from remeasurement in other comprehensive gain, net	(4)	(2)
Effect of changes in foreign exchange rates	(3)	(4)
Contributions	(4)	(4)
Balance as of December 31,	(84)	(71)
Net defined liability:
Balance as of January 1,	1,009	792
Current service cost	321	265
Payments	(46)	(128)
Net interest expense	24	24
Total expenses recognized in profit or loss for the period	299	161
Loss from remeasurement in other comprehensive loss – Actuarial loss, net	81	51
Effect of changes in foreign exchange rates	5	9
Contributions	(4)	(4)
Balance as of December 31,	$1,390	$1,009

NOTE 15: — EMPLOYEE BENEFIT LIABILITIES, NET (continued)

The principal assumptions underlying the defined benefit plan:

	2021	2020

	%
Discount rate(*)	2.5 - 2.9	2.0 - 2.6
Expected rate of salary increase	5	5

Number of years
Life expectation at the age of 65	9.4 - 14.2	9.6 - 15.2
(*)	The discount rate is based on high-quality CPI-linked corporate bonds for the defined benefit obligation in Israel or high-quality USD corporate bonds for other countries.